Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2016
Long-Term Debt [Abstract]
Long-Term Debt
The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	June 30, 2016	December 31, 2015
Secured loan facilities	177,997	178,447
Less: Deferred financing costs	(907)	(942)
Total	177,090	177,505
Less - current portion	(2,683)	(718)
Long-term portion	174,407	176,787

Maturities of Long-Term Debt
The annual principal payments required to be made after June 30, 2016 are as follows:
Twelve month periods ending	Amount
June 30, 2017	2,937
June 30, 2018	20,033
June 30, 2019	18,721
June 30, 2020	51,858
June 30, 2021	62,511
Thereafter	21,937
Total	177,997